Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	QUANTERIX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38319
Entity Tax Identification Number	20-8957988
Entity Address, Address Line One	900 Middlesex Turnpike
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	617
Local Phone Number	301-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	QTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001503274